Other Receivables, Deposits and Other Assets (Details) - Schedule of other receivables, deposits and other assets - CNY (¥) ¥ in Thousands		Aug. 31, 2021	Aug. 31, 2020
Schedule of other receivables, deposits and other assets [Abstract]
Other receivables from third parties	[1]	¥ 9,026	¥ 68,910
Advances to employees		5,089	9,407
Deposits		11,656	15,421
Interest receivable		2,262	4,517
Prepaid tax and deductible value-added tax-in		7,733	6,442
Rental prepayment	[2]	3,085	6,375
Prepayment for suppliers		34,979	40,713
Others		8,086	14,430
Total other receivables, deposits and other assets		81,916	166,215
Less: allowance for other receivables		(797)
Total		¥ 81,119	¥ 166,215

[1]	Other receivables from third parties mainly includes USD 8,711(approximately RMB 59,648) deposit paid for acquisition of equity interest of an US education group as of August 31, 2020. The acquisition was terminated in fiscal year 2020, and the deposit paid was subsequently turned into a promissory note issued by the Company to the contractual parties in November 2020. Pursuant to the promissory note, the principal amount of USD 8,711 will be repaid on December 31, 2022 at a rate of 9% per annum compounding quarterly. As of August 31, 2021, it was recorded as other non-current asset on the consolidated balance sheet. In fiscal year 2021, the Group recorded RMB 5,319 interest income, of which RMB 2,262 was included in interest receivable as of August 31, 2021.
[2]	Rental prepayment represents the prepayment of rent related to leases less than 12 months.